Equity Investments (Details) $ in Thousands		3 Months Ended
	Jun. 17, 2017 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 17, 2021 USD ($) item
Equity Investment
Payments for equity investments		$ 0	$ 750
Common stock		436		$ 433
Income (loss) in equity investments		$ (229)	$ (249)
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)	10.00%	10.00%
Payments for equity investments	$ 4,000
Common stock	$ 5,300
Number of common shares | shares	581,795
Warrants to purchase common shares | shares	286,582
Total investment	$ 9,200	$ 9,300
Percentage of voting right	20.00%
Equity Investment		$ 9,100
Number of board seats currently held | item					1
Total number of board seats | item					5
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)	33.33%	33.33%
Equity Investment		$ 1,300
Element 1 Corp And Maritime Partners LLC
Equity Investment
Equity Investment					$ 10,400